RELATED PARTIES - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in entity (less than)	1.00%
Defined benefit plan, balance payable	$ 0	$ 0